Income Tax (Tables)	12 Months Ended
Feb. 28, 2018
Income Tax Disclosure [Abstract]
Schedule of Earnings Before Income Taxes and Provision for Income Taxes

Earnings before income taxes and the provision for income taxes consisted of the following for the years ended February 28, 2018, February 28, 2017, and February 29, 2016:

	2018	2017	2016
(Loss) from continuing operations	$(830,115)	$(713,945)	$(1,192,226)
(Loss) from discontinued operations	(2,557,034)	(3,315,217)	(547,712)
(Loss) before income taxes:
Canada	$(3,387,149)	$(4,029,162)	$(1,739,938)
United States	—	—	—

Total	$(3,387,149)	$(4,029,162)	$(1,739,938)

Provision (recovery) for income taxes:
Current	$—	$—	$—
Deferred, Canada	—	2,480,257	(436,654)
Deferred, United States	—	—	—

Total	$—	$2,480,257	$(436,654)

Schedule of Effective Income Tax Rate Reconciliation

Income tax computed at statutory tax rates reconciles to the income tax provision, using a 26% (2017 – 26%, 2016 – 26%) statutory tax rate, as follows:

	2018	2017	2016
Tax at statutory rates at CDN rates	$(880,659)	$(1,047,652)	$(452,384)
Foreign loss taxed at US rates	—	—	—
Effect of foreign exchange on loss carry-forwards	—	—	(704,281)
Non-deductible expenses (revenue)	8,122	(55,681)	7,352
Deferred tax assets transferred upon disposition of subsidiaries	8,614,637	—	—
Change in estimates and other items, net	(141,625)	—	—
Change in valuation allowance	(7,600,475)	3,583,590	712,659

Income tax provision (recovery) for year	$—	$2,480,257	$(436,654)

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2018	2017
Operating and other losses carried forward	$552,145	$6,589,096
Property, plant and equipment	(210)	1,451,069
Trademark and deferred costs	—	112,245

Total deferred tax assets	551,935	8,152,410
Valuation allowance	(551,935)	(8,152,410)

Net deferred tax assets	$—	$—